Discontinued Operations (Assets Held for Sale and Related Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities of Disposal Group, Including Discontinued Operation
Liabilities held for sale	$ 103,338	$ 149,253
AMS
Assets of Disposal Group, Including Discontinued Operation
Current assets	165,075	168,760
Property, plant and equipment	41,122	45,203
Goodwill	862,960	806,838
Other intangibles, net	861,174	925,460
Other assets	7,533	6,616
Assets held for sale	1,937,864	1,952,877
Liabilities of Disposal Group, Including Discontinued Operation
Current liabilities	53,143	62,110
Deferred income taxes	46,538	51,671
Other liabilities	3,657	3,901
Liabilities held for sale	103,338	117,682
Healthtronics
Assets of Disposal Group, Including Discontinued Operation
Current assets		69,131
Property, plant and equipment		23,461
Goodwill		58,761
Other assets		8,904
Assets held for sale		160,257
Liabilities of Disposal Group, Including Discontinued Operation
Current liabilities		27,656
Long term debt, less current portion, net		3,354
Other liabilities		561
Liabilities held for sale		$ 31,571